CONSOLIDATED STATEMENTS OF CASH FLOW (Parenthetical) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CASH FLOWS
Proceeds from capital increase	€ 21,960	€ 21,960 [1]

[1]	The net proceeds from capital increase of €21,960 thousand relate to the Company’s successful common stock offering in September 2022 – refer to Note 18-1.